PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT.

	December 31,
	2024	2023
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(30)	(26)
	$4	$8
Depreciation expense related to property and equipment was $4 in each of the years ended December 31, 2024 and 2023.
PROPERTY AND EQUIPMENT

	September 30, 2025	December 31, 2024
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(33)	(30)
	$1	$4
Depreciation expense related to property and equipment was $1 in each of the three-month periods ended September 30, 2025 and 2024 and $3 in each of the nine-month periods ended September 30, 2025 and 2024.